SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	Aug. 14, 2026	Jul. 02, 2026
IfrsStatementLineItems [Line Items]
Number of Warrants Exercised		239,366
Share Market Price Per Share On Exercise Date		$ 8.02
Class Of Warrant Or Right Exercise Price Per Share		$ 4.335
Common shares in settlement of the warrants		109,983
Preference Shares Issue Price Per Share	$ 4.25
Aggregate amount for issuance of preference shares	$ 7,600,000
Extinguishment of convertible debenture	3,862,143
Cash	3,000,000
Increase in shareholder's equity	$ 7,600,000
A Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Exercised	200,000
Warrants Exercise Price Per Share	$ 10.00
B Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants Exercised	1,588,233
Warrants Exercise Price Per Share	$ 5.00
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Settlement of accrued and unpaid salary through issuance of shares	$ 518,704
Other related parties [member]
IfrsStatementLineItems [Line Items]
Settlement of other indebtedness and accounts payable owing to suppliers and other creditors	$ 219,153
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,788,233